RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2016
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 2 – RELATED PARTY TRANSACTIONS

Consulting Agreements

Effective May 1, 2009, the Company has informal arrangements with two individuals, both of whom are officers and one is also a director of the Company, pursuant to which such individuals serve as support staff for the functioning of the home office and all related corporate activities and projects. The aggregate monthly payments under the informal arrangements are $21,667. There are no written agreements with these individuals. Total administrative consulting fees expensed under these informal arrangements for the fiscal year ended September 30, 2016 and 2015 was $250,000 and $260,000 respectively. Accrued and unpaid compensation under these arrangements of $185,000 and $93,975, respectively, was recorded in accrued compensation – related parties at September 30, 2016 and 2015. The individual who was an officer and a director and retired effective in August 2016 remains a director.

During the fiscal year ended September 30, 2015, the Company issued 849,805 common shares to the controller of the Company as payment of accrued compensation of $53,534. The fair value of the stock was $53,534.

During the fiscal year ended September 30, 2016, the Company issued 1,663,186 common shares to a director of the Company as payment of accrued compensation of $108,975. The fair value of the stock was $102,849 and the Company recorded an additional paid-in capital of $6,126.

During the fiscal year ended September 30, 2016, the Company issued 831,591 common shares to the Chief Financial Officer of the Company as payment of accrued compensation of $42,186. The fair value of the stock was $32,765 and the Company recorded an additional paid in capital of $9,421.

In January 2012, the Company retained the consulting services of Management Resource Initiatives, Inc. (“MRI”), a company controlled by John F. Stapleton who served as the Chief Financial Officer and a director of the Company at that time and who currently serves as President and Chief Executive Officer and a director of the Company. The current monthly consulting fee for such services is $15,000. Total consulting fees expensed to MRI for the fiscal year ended September 30, 2016 and 2015 was $180,000, respectively. At September 30, 2016 and 2015, MRI had accrued and unpaid compensation of $315,000 and $135,000, respectively, recorded in accrued compensation – related parties.

On January 18, 2016, the Board of Directors of the Company appointed Stephan J. Antol as the Company’s Chief Financial Officer, replacing Mr. Stapleton in such capacity. Mr. Stapleton continued to serve as a director of the Company and as Chairman of the Board. Effective August 4, 2016, the Board of Directors of the Company appointed Mr. Stapleton to replace Charles C. Mottley as President and Chief Executive Officer of the Company. The change in senior management was proposed by Mr. Mottley, who continues to serve as a member of the Company’s Board of Directors and as President Emeritus.

On February 4, 2015, the Company signed a $30,000 promissory note payable to MRI, at 18% interest per annum, due and payable on February 4, 2016. As an inducement for the loan represented by the note, the Company issued 200,000 shares of restricted common stock of the Company to MRI. The Company approved amending the note to extend the maturity date from February 4, 2016 to February 4, 2017 under the original terms of the Agreement. See Note 6.